Leases - Summary of Details of Expense Relating to Lease Contracts As Lessee (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure - Details of expense relating to lease contracts as lessee [Abstract]
Depreciation of right-of-use assets	₩ 538,995	₩ 536,517
Interest expenses of lease liabilities	82,638	87,426
Leases expenses for short-term leases	152,644	172,711
Leases expenses for leases of low-value assets	3,121	4,659
Variable lease payments	12,420	62,006
Total expense relating to lease contracts as lessee	₩ 789,818	₩ 863,319